Commitments and contingencies	12 Months Ended
Mar. 31, 2024
Disclosure of contingent liabilities [abstract]
Commitments and contingencies	30. Commitments and contingencies

Commitments are those amounts that we are contractually required to pay in the future as long as the other party meets its obligations. These commitments primarily relate to energy purchase agreements and contracts for the purchase of assets which, in many cases, extend over a long period of time. We also disclose any contingencies, which include guarantees that companies have given, where we pledge assets against current obligations that will remain for a specific period.
Contingent assets are disclosed where the Group concludes that an inflow of economic benefits is probable.

	2024	2023
	£m	£m
Future capital expenditure
Contracted for but not provided	3,329	3,035
Energy purchase commitments[1]
Less than 1 year	1,244	1,391
In 1 to 2 years	982	985
In 2 to 3 years	1,062	1,057
In 3 to 4 years	941	912
In 4 to 5 years	866	929
More than 5 years	9,080	13,920
	14,175	19,194
Guarantees
Guarantee of subleases for US properties (expire up to 2040)	67	219
Guarantees of certain obligations of Eastern Green Link Joint Operations (various expiry dates)	2,465	—
Guarantees of certain obligations of Grain LNG (expire up to 2025)	32	32
Guarantees of certain obligations of National Grid North Sea Link Limited (various expiry dates)	271	281
Guarantees of certain obligations of St William Homes LLP (various expiry dates)	44	44
Guarantees of certain obligations of National Grid IFA 2 Limited (expected expiry 2024)	121	144
Guarantees of certain obligations of National Grid Viking Link Limited (expected expiry 2024)	243	1,185
Other guarantees and letters of credit (various expiry dates)	123	321
	3,366	2,226
1.Energy purchase commitments relate to contractual commitments to purchase electricity or gas that are used to satisfy physical delivery requirements to our customers or for energy that we use ourselves (i.e. normal purchase, sale or usage) and hence are accounted for as ordinary purchase contracts (see note 32(f)). Details of commodity contract derivatives that do not meet the normal purchase, sale or usage criteria, and hence are accounted for as derivative contracts, are shown in note 17(b).
Through the ordinary course of our operations, we are party to various litigation, claims and investigations. We do not expect the ultimate resolution of any of these proceedings to have a material adverse effect on our results of operations, cash flows or financial position.
Contingent liabilities
The Group is subject to national and local laws governing the clean-up of sites used previously in its operations. These laws and associated regulations require the Group to take future actions to remediate the effects on the environment of the release of chemicals and other substances.
Such contingencies may exist for various sites, including manufacturing gas plants, power stations and water courses that were impacted by those activities. The ultimate costs of these clean-ups involve estimation uncertainty as work may be impacted by changing regulations and additional work may be required once sites have been fully surveyed. The estimated clean-up costs have been provided for in note 26 based upon management’s best estimate of the likely future cash flows. Whilst the amounts of future possible costs that are not provided for could be material to the Group’s results in the period when they are recognised, it is not possible to reliably estimate the amounts involved at this time. As environmental remediation costs are recoverable through the Group’s rate-setting processes, the Group does not expect these costs to have a material impact on its liquidity.